Offsetting financial assets (Detail) - USD ($) $ in Billions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Derivative financial instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Assets based on IFRS netting	$ 185.9	$ 114.3	$ 150.1
Further netting potential not recognized on the balance sheet	(170.0)	(105.4)	(139.4)
of which: netting of recognized financial liabilities	(140.0)	(84.9)	(110.9)
of which: netting with collateral received	(30.0)	(20.5)	(28.5)
Assets, after consideration of further netting potential	15.9	8.8	10.7
Cash collateral receivables on derivative instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Assets based on IFRS netting	54.3	32.7	35.0
Further netting potential not recognized on the balance sheet	(34.1)	(18.6)	(22.9)
of which: netting of recognized financial liabilities	(30.4)	(15.6)	(20.9)
of which: netting with collateral received	(3.8)	(3.0)	(1.9)
Assets, after consideration of further netting potential	20.2	$ 14.1	$ 12.1
Cash collateral receivables on derivative instruments | Credit Suisse
Disclosure Of Offsetting Of Financial Assets [Line Items]
Assets based on IFRS netting	$ 19.3